Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 1,075
Loss Contingency Damages Plaintiffs Period	60 days
Loss Contingency Damages Insurance Percentage	90.00%
TG And Tecnoglass USA Inc [Member]
Commitments and Contingencies [Line Items]
Insurance Settlements Receivable		$ 3,000